United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4314

(Investment Company Act File Number)

Intermediate Municipal Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/18

Date of Reporting Period: Six months ended 11/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2017
Share Class | Ticker	Institutional* | FIMTX	Y* | FIMYX
* Effective December 29, 2017, the new fund share class names are as follows: Institutional Shares changed to Service Shares and Class Y Shares changed to Institutional Shares.

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At November 30, 2017, the Fund's sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Water & Sewer	10.9%
Toll road	10.6%
Education	10.6%
Airport	9.9%
Industrial Development/Pollution Control Revenue	7.9%
Public Power	7.7%
General Obligation—State	7.2%
Hospital	4.8%
General Obligation—Local	4.7%
Senior Care	4.5%
Other[2]	20.1%
Other Assets and Liabilities—Net[3]	1.1%
TOTAL	100.0%
1	Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's Adviser.
2	For purposes of this table, sector classifications constitute 78.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation “Other.”
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2017 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—98.1%
		Alabama—1.3%
$1,000,000		Alabama State Port Authority, Docks Facilities Revenue Bonds (Series 2017A), 5.00%, 10/1/2026	$1,165,830
		Arizona—2.6%
1,000,000		Arizona Board of Regents (Arizona State University), System Revenue & Refunding Bonds (Series 2015A Green Bonds), 5.00%, 7/1/2022	1,139,920
1,000,000		Salt River Project, AZ Agricultural Improvement & Power District, Revenue Refunding Bonds (Series 2016A), 5.00%, 1/1/2020	1,067,840
		TOTAL	2,207,760
		California—5.1%
1,000,000	[1]	Bay Area Toll Authority, CA San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2001A) FRNs, 2.22%, (SIFMA 7-day +1.250%), Mandatory Tender 4/1/2027	1,028,900
1,000,000		California State University (The Trustees of), Systemwide Revenue Bonds (Series 2014A), 5.00%, 11/1/2029	1,179,230
1,000,000		California State, Various Purpose UT GO Refunding Bonds, 5.00%, 8/1/2031	1,169,140
1,000,000	[1]	Metropolitan Water District of Southern California, Water Revenue Refunding Bonds (SIFMA Index Mode) (Series 2011A-2) FRNs, 1.35%, (SIFMA 7-day +0.380%), 7/1/2036	1,000,050
		TOTAL	4,377,320
		Colorado—5.4%
1,000,000		Colorado Health Facilities Authority (Covenant Retirement Communities, Inc.), Revenue Refunding Bonds (Series 2012B), 5.00%, 12/1/2023	1,119,120
1,355,000		Denver (City & County), CO (Denver, CO City & County Airport Authority), Airport System Revenue Bonds (Series 2010A), 5.00%, 11/15/2022	1,477,682
1,000,000		Denver, CO City & County School District #1, General Obligation Bonds (Series 2017), 5.00%, 12/1/2024	1,192,680
750,000		University of Colorado, University Enterprise Revenue Bonds (Series 2011A), 5.00% , (United States Treasury PRF 6/1/2021@100), 6/1/2024	835,177
		TOTAL	4,624,659
		Delaware—1.4%
1,060,000		University of Delaware, Revenue Bonds (Series 2013A), 5.00%, 11/1/2022	1,216,498
		District of Columbia—2.1%
550,000		District of Columbia Revenue (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.00%, 6/1/2036	602,234
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	District of Columbia—continued
$1,000,000	District of Columbia Revenue (Georgetown University), University Revenue Refunding Bonds (Series 2017), 5.00%, 4/1/2030	$1,192,090
	TOTAL	1,794,324
	Florida—7.5%
1,000,000	Atlantic Beach, FL Health Care Facilites (Fleet Landing Project, FL), Revenue & Refunding Bonds (Series 2013A), 5.00%, 11/15/2028	1,089,410
1,000,000	Broward County, FL Airport System, Airport Revenue Bonds (Series 2013A), 5.00%, 10/1/2021	1,111,480
1,000,000	Hillsborough County, FL Aviation Authority (Tampa International Airport), Subordinated Revenue Refunding Bonds (Series 2013A), 5.00%, 10/1/2021	1,113,040
750,000	Miami Beach, FL Resort Tax, Revenue Bonds (Series 2015), 5.00%, 9/1/2028	882,360
1,000,000	Miami-Dade County, FL Aviation, Revenue Refunding Bonds (Series 2014), 5.00%, 10/1/2027	1,164,800
1,000,000	Palm Beach County, FL Health Facilities Authority (ACTS Retirement Life Communities, Inc), Retirement Communities Revenue Refunding Bonds (Series 2012), 5.00%, 11/15/2022	1,132,050
	TOTAL	6,493,140
	Georgia—3.4%
1,000,000	Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 6.00%, 11/1/2019	1,082,360
500,000	Atlanta, GA Water & Wastewater, Revenue Refunding Bonds (Series 2015), 5.00%, 11/1/2025	602,035
1,000,000	Georgia State, GO Refunding Bonds (Series 2017C), 5.00%, 7/1/2025	1,210,670
	TOTAL	2,895,065
	Guam—1.0%
745,000	Guam Power Authority, Revenue Bonds (Series 2014A), 5.00%, 10/1/2024	843,139
	Illinois—7.0%
500,000	Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2017C), 5.00%, 12/1/2023	525,860
1,000,000	Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2010F), 5.25%, 1/1/2022	1,066,140
1,000,000	Chicago, IL Water Revenue, Second Lien Water Revenue Bonds (Series 2000), 5.00%, 11/1/2030	1,138,540
1,000,000	Chicago, IL, UT GO Refunding Bonds (Series 2017A), 5.625%, 1/1/2029	1,138,120
1,000,000	Illinois State (Illinois State Sales Tax), Build Illinois Bonds (Series 2016C), 4.00%, 6/15/2023	1,089,430
1,000,000	Illinois State, GO Bonds (Series 2017D), 5.00%, 11/1/2023	1,068,940
	TOTAL	6,027,030
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Indiana—2.1%
$1,000,000	Indianapolis, IN Gas Utility Distribution System (Citizens Energy Group), Second Lien Revenue Refunding Bonds (Series 2017A), 5.00%, 8/15/2027	$1,220,810
500,000	Whiting, IN Environmental Facilities, Revenue Bonds (Series 2016A), 5.00% TOBs, Mandatory Tender 3/1/2023	567,875
	TOTAL	1,788,685
	Louisiana—1.3%
1,155,000	Louisiana Local Government Environmental Facilities CDA (Westlake Chemical Corp.), Revenue Refunding Bonds (Series 2017), 3.50%, 11/1/2032	1,154,977
	Maryland—0.6%
500,000	Rockville, MD Mayor & City Council Economic Development Revenue Bonds (King Farm Presbyterian Retirement Community, Inc.), TEMPS-70 (Series 2017C-2), 3.00%, 11/1/2025	501,380
	Michigan—4.7%
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Sewage Disposal System), Senior Lien Revenue Bonds (Series 2014 C-3), 5.00%, (AGM INS), 7/1/2029	568,200
500,000	Michigan State Finance Authority Revenue (Great Lakes, MI Water Authority), Senior Lien Revenue Bonds (Series 2014 D-2), 5.00%, (AGM INS), 7/1/2025	575,675
800,000	Michigan State University Board of Trustees (Michigan State University), General Revenue Bonds (Series 2015A), 5.00%, 8/15/2027	952,176
1,000,000	Michigan Strategic Fund, LO Revenue Refunding Bonds (Series 2008ET-2), 1.45% TOBs, Mandatory Tender 9/1/2021	987,390
1,000,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00%, (Original Issue Yield: 6.125%), 6/1/2034	986,280
	TOTAL	4,069,721
	Minnesota—0.7%
500,000	Minneapolis/St. Paul, MN Metropolitan Airports Commission, Subordinate Airport Revenue Refunding Bonds (Series 2014A), 5.00%, 1/1/2029	577,045
	Mississippi—1.3%
1,000,000	Lowndes County, MS Solid Waste Disposal (Weyerhaeuser Co.), PCR Refunding Bonds (Project A), 6.80%, 4/1/2022	1,158,720
	New Jersey—6.1%
1,000,000	New Jersey EDA (Goethals Bridge Replacement Project), Tax-Exempt Private Activity Bonds (Series 2013), 5.25%, 1/1/2025	1,122,900
1,000,000	New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2012II), 5.00%, 3/1/2027	1,070,410
375,000	New Jersey EDA (United Airlines, Inc.), Special Facility Revenue Bonds (Series 2000B), 5.625%, 11/15/2030	425,565
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$1,000,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation Program Bonds (Series 2014AA), 5.00%, 6/15/2021	$1,078,700
925,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, 1/1/2020	957,264
575,000		New Jersey Turnpike Authority, Revenue Bonds (Series 2009H), 5.00%, (United States Treasury PRF 1/1/2019@100), 1/1/2020	595,556
		TOTAL	5,250,395
		New York—5.8%
1,000,000		Hudson Yards Infrastructure Corp. NY, Second Indenture Revenue Bonds (Series 2017A), 5.00%, 2/15/2039	1,160,540
1,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Refunding Bonds (Series 2016D), 5.00%, 11/15/2021	1,118,960
500,000	[2]	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs, Mandatory Tender 12/2/2019	499,065
1,000,000		New York State Thruway Authority (New York State Thruway Authority—General Revenue), General Revenue Junior Indebtedness Obligations (Series 2016A), 5.00%, 1/1/2031	1,165,850
1,000,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facility Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	1,070,560
		TOTAL	5,014,975
		North Carolina—2.8%
1,000,000		North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue Bonds (Refunding Series 2016A), 5.00%, 1/1/2029	1,185,920
1,000,000		North Carolina State, LO Refunding Bonds (Series 2017B), 5.00%, 5/1/2025	1,201,020
		TOTAL	2,386,940
		Ohio—2.8%
1,000,000		Columbus, OH, Various Purpose LT GO Bonds (Series 2013B), 5.00%, 8/15/2022	1,141,060
570,000		Ohio State Higher Educational Facility Commission (Cleveland Clinic), Hospital Revenue Refunding Bonds (Series 2017A), 5.00%, 1/1/2033	678,306
500,000		Ohio State Turnpike & Infrastructure Commission, Revenue Refunding Bonds (Series 2017A), 5.00%, 2/15/2023	576,350
		TOTAL	2,395,716
		Pennsylvania—9.7%
1,555,000		Allegheny County, PA HDA (UPMC Health System), Hospital Revenue Bonds (Series 2008A), 5.00%, 6/15/2018	1,585,229
1,000,000		Allentown, PA Neighborhood Improvement Zone Development Authority, Tax Revenue Bonds (Series 2012A), 5.00%, 5/1/2025	1,083,700
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$1,000,000	[1]	Geisinger Authority, PA Health System, (Geisinger Health System), Health System Revenue Bonds (Series 2014B) FRNs, 1.99%, (1-month USLIBOR +1.070%), 6/1/2024	$1,002,370
1,425,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.00%, 12/31/2022	1,628,832
500,000		Pennsylvania State Higher Education Facilities Authority (Temple University), Revenue Bonds (First Series of 2012), 5.00%, 4/1/2021	549,025
1,430,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013B) FRNs, 2.24%, (SIFMA 7-day +1.270%), 12/1/2020	1,460,974
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2009A), 5.25%, (United States Treasury PRF 1/1/2019@100), 1/1/2023	1,038,950
		TOTAL	8,349,080
		Tennessee—1.0%
750,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (Vanderbilt University Medical Center), Revenue Bonds (Series 2016A), 5.00%, 7/1/2031	861,435
		Texas—16.1%
750,000		Austin, TX Airport System, Airport System Revenue Bonds (Series 2014), 5.00%, 11/15/2027	861,668
1,000,000		Clifton Higher Education Finance Corporation, TX (Idea Public Schools ), Education Revenue Bonds (Series 2012), 5.00%, 8/15/2032	1,088,800
1,000,000		Dallas, TX Waterworks & Sewer System, Revenue Refunding Bonds (Series 2017), 5.00%, 10/1/2024	1,186,270
640,000		Houston, TX Airport System (United Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2015B-2), 5.00%, 7/15/2020	681,734
2,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A) FRNs, 1.87%, (SIFMA 7-day +0.900%), 5/1/2020	2,015,180
905,000		North Texas Tollway Authority, System First Tier Revenue Refunding Bonds (Series 2008A), 6.00%, (United States Treasury PRF 1/1/2018@100), 1/1/2023	908,204
1,000,000		North Texas Tollway Authority, System Second Tier Revenue Refunding Bonds (Series 2015A), 5.00%, 1/1/2026	1,171,080
1,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (Series 2017), 5.00%, 2/1/2031	1,200,760
1,000,000		Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue Bonds (Series 2008D), 6.25%, (Bank of America Corp. GTD), 12/15/2026	1,215,660
1,000,000		Texas State Transportation Commission (Texas State), GO Bonds (Series 2016A), 5.00%, 4/1/2020	1,074,420
1,000,000		Trinity River Authority Texas Regional Wastewater System, Revenue Refunding Bonds (Series 2016), 5.00%, 8/1/2026	1,226,690
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$1,000,000		University of Texas System (The Board of Regents of), Revenue Financing System Bonds (Series 2016J), 5.00%, 8/15/2024	$1,187,140
		TOTAL	13,817,606
		Utah—1.3%
1,000,000		Salt Lake City, UT (Salt Lake City International Airport), Airport Revenue Bonds (Series 2017A), 5.00%, 7/1/2022	1,128,180
		Washington—3.1%
860,000		Energy Northwest, WA, Project 3 Electric Revenue Refunding Bonds (Series 2014-C), 5.00%, 7/1/2028	998,649
1,500,000		Washington State, Refunding UT GO Bonds (Series R-2013A), 5.00%, 7/1/2024	1,699,290
		TOTAL	2,697,939
		West Virginia—0.6%
500,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	499,935
		Wisconsin—1.3%
1,000,000	[2]	Public Finance Authority, WI (Celanese US Holdings LLC), Revenue Refunding Bonds (Series 2016C), 5.00%, 12/1/2025	1,129,050
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $82,597,596)	84,426,544
	[1]	SHORT-TERM MUNICIPALS—0.8%
		Florida—0.1%
100,000		Lee County, FL IDA, (Series 2016A) Daily VRDNs (Florida Power & Light Co.), 1.01%, 12/1/2017	100,000
		Michigan—0.1%
100,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.97%, 12/1/2017	100,000
		New York—0.6%
200,000		New York State Mortgage Agency, (Series 135) Daily VRDNs (Barclays Bank PLC LIQ), 1.00%, 12/1/2017	200,000
300,000		New York State Mortgage Agency, (Series 144) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 1.00%, 12/1/2017	300,000
		TOTAL	500,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $700,000)	700,000
		TOTAL INVESTMENT IN SECURITIES (IDENTIFIED COST $83,297,596)[3]	85,126,544
		OTHER ASSETS AND LIABILITIES - NET—1.1%[4]	903,901
		TOTAL NET ASSETS—100%	$86,030,445
Securities that are subject to the federal alternative minimum tax (AMT) represent 16.1% of the Fund's portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report

1	Current rate and current maturity or next reset date shown for floating/variable rate demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2017, these restricted securities amounted to $1,628,115, which represented 1.9% of total net assets.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
CDA	—Community Development Authority
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HDA	—Hospital Development Authority
IDA	—Industrial Development Authority
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LT	—Limited Tax
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
SIFMA	—Securities Industry and Financial Markets Association
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2017	Year Ended May 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.13	$10.38	$10.08	$10.17	$10.41	$10.43
Income From Investment Operations:
Net investment income	0.11	0.23	0.24	0.24	0.25	0.27
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	(0.13)	0.32	(0.01)	(0.05)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.10	0.56	0.23	0.20	0.25
Less Distributions:
Distributions from net investment income	(0.11)	(0.23)	(0.24)	(0.24)	(0.25)	(0.27)
Distributions from net realized gain on investments and futures contracts	—	(0.12)	(0.02)	(0.08)	(0.19)	—
TOTAL DISTRIBUTIONS	(0.11)	(0.35)	(0.26)	(0.32)	(0.44)	(0.27)
Net Asset Value, End of Period	$10.04	$10.13	$10.38	$10.08	$10.17	$10.41
Total Return[1]	0.22%	0.99%	5.60%	2.32%	2.12%	2.43%
Ratios to Average Net Assets:
Net expenses	0.67%[2]	0.58%	0.56%	0.56%	0.56%	0.56%
Net investment income	2.18%[2]	2.28%	2.38%	2.37%	2.52%	2.60%
Expense waiver/reimbursement[3]	0.36%[2]	0.42%	0.40%	0.41%	0.42%	0.38%
Supplemental Data:
Net assets, end of period (000 omitted)	$76,984	$84,868	$107,010	$101,995	$89,705	$101,232
Portfolio turnover	14%	35%	36%	37%	29%	36%
1	Based on net asset value. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class Y Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2017	Year Ended May 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.13	$10.38	$10.08	$10.17	$10.41	$10.43
Income From Investment Operations:
Net investment income	0.12	0.25	0.26	0.26	0.27	0.29
Net realized and unrealized gain (loss) on investments and futures contracts	(0.09)	(0.13)	0.32	(0.01)	(0.05)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.12	0.58	0.25	0.22	0.27
Less Distributions:
Distributions from net investment income	(0.12)	(0.25)	(0.26)	(0.26)	(0.27)	(0.29)
Distributions from net realized gain on investments and futures contracts	—	(0.12)	(0.02)	(0.08)	(0.19)	—
TOTAL DISTRIBUTIONS	(0.12)	(0.37)	(0.28)	(0.34)	(0.46)	(0.29)
Net Asset Value, End of Period	10.04	$10.13	$10.38	$10.08	$10.17	$10.41
Total Return[1]	0.33%	1.17%	5.79%	2.50%	2.30%	2.61%
Ratios to Average Net Assets:
Net expenses	0.45%[2]	0.40%	0.38%	0.38%	0.38%	0.38%
Net investment income	2.39%[2]	2.48%	2.56%	2.55%	2.70%	2.77%
Expense waiver/reimbursement[3]	0.34%[2]	0.36%	0.33%	0.35%	0.36%	0.32%
Supplemental Data:
Net assets, end of period (000 omitted)	$9,047	$6,833	$5,021	$4,650	$3,504	$8,470
Portfolio turnover	14%	35%	36%	37%	29%	36%
1	Based on net asset value. Total returns for periods less than one year are not annualized.
2	Computed on an annualized basis.
3	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2017 (unaudited)
Assets:
Investment in securities, at value (identified cost $83,297,596)		$85,126,544
Cash		46,370
Income receivable		1,009,608
Receivable for investments sold		200,280
Receivable for shares sold		200
TOTAL ASSETS		86,383,002
Liabilities:
Payable for shares redeemed	$223,146
Income distribution payable	41,676
Payable for portfolio accounting fees	40,312
Payable for other service fees (Notes 2 and 5)	15,981
Payable for auditing fees	14,339
Payable for administrative fee (Note 5)	189
Payable for investment adviser fee (Note 5)	176
Accrued expenses (Note 5)	16,738
TOTAL LIABILITIES		352,557
Net assets for 8,566,301 shares outstanding		$86,030,445
Net Assets Consists of:
Paid-in capital		$84,109,200
Net unrealized appreciation of investments		1,828,948
Accumulated net realized gain on investments and futures contracts		75,041
Undistributed net investment income		17,256
TOTAL NET ASSETS		$86,030,445
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$76,983,786 ÷ 7,665,368 shares outstanding, no par value, unlimited shares authorized		$10.04
Class Y Shares:
$9,046,659 ÷ 900,933 shares outstanding, no par value, unlimited shares authorized		$10.04
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2017 (unaudited)
Investment Income:
Interest			$1,282,567
Expenses:
Investment adviser fee (Note 5)		$180,219
Administrative fee (Note 5)		35,814
Custodian fees		4,758
Transfer agent fees		19,504
Directors'/Trustees' fees (Note 5)		4,420
Auditing fees		14,340
Legal fees		5,951
Other service fees (Notes 2 and 5)		100,396
Portfolio accounting fees		44,381
Share registration costs		22,008
Printing and postage		9,153
Miscellaneous (Note 5)		13,363
TOTAL EXPENSES		454,307
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(152,022)
Reimbursement of other operating expenses (Notes 2 and 5)	(9,477)
TOTAL WAIVER AND REIMBURSEMENT		(161,499)
Net expenses			292,808
Net investment income			989,759
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			370,509
Net realized gain (loss) on futures contracts			(7,955)
Net change in unrealized appreciation of investments			(1,141,648)
Net realized and unrealized loss on investments and futures contracts			(779,094)
Change in net assets resulting from operations			$210,665
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2017	Year Ended 5/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$989,759	$2,330,108
Net realized gain on investments and futures contracts	362,554	113,021
Net change in unrealized appreciation/depreciation of investments	(1,141,648)	(1,955,011)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	210,665	488,118
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(912,611)	(2,154,852)
Class Y Shares	(98,700)	(137,795)
Distributions from net realized gain on investments
Institutional Shares	—	(1,142,547)
Class Y Shares	—	(60,232)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,011,311)	(3,495,426)
Share Transactions:
Proceeds from sale of shares	6,334,325	12,587,765
Net asset value of shares issued to shareholders in payment of distributions declared	700,241	2,509,216
Cost of shares redeemed	(11,904,558)	(32,418,690)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,869,992)	(17,321,709)
Change in net assets	(5,670,638)	(20,329,017)
Net Assets:
Beginning of period	91,701,083	112,030,100
End of period (including undistributed net investment income of $17,256 and $38,808, respectively)	$86,030,445	$91,701,083
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2017 (unaudited)
1. ORGANIZATION
Intermediate Municipal Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Intermediate Municipal Trust (the “Fund”). The Fund offers two classes of shares: Institutional Shares and Class Y Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares may bear other service fees unique to that class. The detail of the total fund expense waiver and reimbursement of $161,499 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$100,396	$(9,477)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage duration, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
At November 30, 2017, the Fund had no outstanding futures contracts.
The average notional values of short futures contracts held by the Fund throughout the period is $1,280,536. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities held at November 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2014), 3.75% TOBs, Mandatory Tender 12/2/2019	12/11/2014	$500,000	$499,065
Public Finance Authority, WI (Celanese US Holdings LLC), Revenue Refunding Bonds (Series 2016C), 5.00%, 12/1/2025	02/19/2016	$1,098,691	$1,129,050
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended November 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(7,955)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2017		Year Ended 5/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	288,299	$2,922,471	1,003,114	$10,248,104
Shares issued to shareholders in payment of distributions declared	69,181	699,487	248,020	2,499,300
Shares redeemed	(1,066,078)	(10,795,470)	(3,183,934)	(31,969,934)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(708,598)	$(7,173,512)	(1,932,800)	$(19,222,530)

	Six Months Ended 11/30/2017		Year Ended 5/31/2017
Class Y Shares:	Shares	Amount	Shares	Amount
Shares sold	336,029	$3,411,854	234,186	$2,339,661
Shares issued to shareholders in payment of distributions declared	75	754	987	9,916
Shares redeemed	(109,446)	(1,109,088)	(44,515)	(448,756)
NET CHANGE RESULTING FROM CLASS Y SHARE TRANSACTIONS	226,658	$2,303,520	190,658	$1,900,821
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(481,940)	$(4,869,992)	(1,742,142)	$(17,321,709)
4. FEDERAL TAX INFORMATION
At November 30, 2017, the cost of investments for federal tax purposes was $83,297,596. The net unrealized appreciation of investments for federal tax purposes was $1,828,948. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,098,022 and net unrealized depreciation from investments for those securities having an excess of cost over value of $269,074.
Under current tax rules, capital losses on securities transactions realized after October 31 may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2017, for federal income tax purposes, post-October losses of $287,513 were deferred to June 1, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2017, the Adviser voluntarily waived $152,022 of its fee.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended November 30, 2017, FSSC received $692 and reimbursed $9,477 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective August 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Class Y Shares (after the voluntary waivers and reimbursements) will not exceed 0.70% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended November 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $19,750,000 and $18,650,000, respectively.
Semi-Annual Shareholder Report

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2017, were as follows:
Purchases	$10,989,928
Sales	$15,234,050
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of November 30, 2017, the Fund had no outstanding loans. During the six months ended November 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2017, there were no outstanding loans. During the six months ended November 30, 2017, the program was not utilized.
9. subsequent event
On December 29, 2017, the existing Institutional Shares will be re-designated as Service Shares and the existing Class Y Shares will be re-designated as the new Institutional Shares.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2017	Ending Account Value 11/30/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,002.20	$3.36
Class Y Shares	$1,000	$1,003.30	$2.26
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.71	$3.40
Class Y Shares	$1,000	$1,022.81	$2.28
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.67%
Class Y Shares	0.45%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Intermediate Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the five-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Intermediate Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 458810108
CUSIP 458810603
8010413 (1/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Intermediate Municipal Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2018